UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one):     [  ] is a restatement

                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Warburg Pincus LLC
Address:  450 Lexington Avenue
          New York, NY 10017-3147

Form 13F File Number:  28-14208

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott A. Arenare, Esq.
Title:     Managing Director and General Counsel
Phone:     (212) 878-0600


Signature, Place, and Date of Signing:

/s/ Scott A. Arenare     New York, NY     February 10, 2012
--------------------     ------------     -----------------

     [Signature]        [City, State]          [Date]

Report type (Check only one.):

[X]   13F HOLDINGS REPORT.  (Check here if all holdings of this report manager are reported in this report.)

[ ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                             FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     21

Form 13F Information Table Value Total:     10,891,122
                                            (thousands)



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.         Form 13F File Number           Name

          1          28-04826                       Warburg Pincus & Co.


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*  The positions reported below are held, directly or indirectly, by one or more entities engaged in the private equity business.

Column 1                    Column 2     Column 3    Column 4   Column 5                  Column 6   Column 7    Column 8
NAME OF ISSUER              TITLE OF      CUSIP       VALUE    SHRS/PRN       SH/  PUT/  INVESTMENT  OTHER        VOTING
                             CLASS                   (x$1000)     AMT         PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None


ALLOS THERAPEUTICS, INC.    COM          019777101     37,097   26,124,430    SH         SHARED-OTHER  1             26,124,430
BRIDGEPOINT ED. INC.        COM          10807M105    795,552   34,589,220    SH         SHARED-OTHER  1             34,589,220
BUILDERS FIRSTSOURCE, INC.  COM          12008R107     49,873   24,447,425    SH         SHARED-OTHER  1             24,447,425
CHINA BIOLOGIC PRODS.,
INC.                        COM          16938C106     65,562    6,267,917    SH         SHARED-OTHER  1              6,267,917
FIDELITY NATL. INFORMATION
SV., INC.                   COM          31620M106  1,093,573   41,127,238    SH         SHARED-OTHER  1             41,127,238
INTERMUNE, INC.             COM          45884X103        208       16,481    SH         SHARED-OTHER  1                 16,481
KOSMOS ENERGY LIMITED       COM          G5315B107  1,892,688  154,379,137    SH         SHARED-OTHER  1            154,379,137
LAREDO PETROLEUM HOLDINGS,
INC.                        COM          516806106  2,272,016  101,884,117    SH         SHARED-OTHER  1            101,884,117
MBIA INC.                   COM          55262C100    534,986   46,159,252    SH         SHARED-OTHER  1             46,159,252
NATIONAL PENN BANCSHARES
INC.                        COM          637138108    218,446   25,882,172    SH         SHARED-OTHER  1             25,882,172


NUANCE COMM. INC.[1]        COM          67020Y100  1,646,296   65,433,052    SH         SHARED-OTHER  1             65,433,052
PRIMERICA, INC.             COM          74164M108    381,425   16,412,440    SH         SHARED-OTHER  1             16,412,440
RDA MICRO-ELECTRONICS,
INC.[2]                     SPONS ADR    749394102    260,745   23,855,942    SH         SHARED-OTHER  1             23,855,942
7 DAYS GROUP HOLDINGS
LIMITED[3]                  ADR          81783J101     89,231    8,002,773    SH         SHARED-OTHER  1              8,002,773
STERLING FINL. CORP. WASH.  COM NEW      859319303    216,233   12,948,107    SH         SHARED-OTHER  1             12,948,107
SYNUTRA INTL. INC.[4]       COM          87164C102     98,725   19,510,838    SH         SHARED-OTHER  1             19,510,838
TARGA RES. CORP             COM          87612G101    399,093    9,808,139    SH         SHARED-OTHER  1              9,808,139
TORNIER N.V.                SHS          N87237108    332,853   18,491,809    SH         SHARED-OTHER  1             18,491,809
WEBSTER FINL. CORP. CONN.   COM          947890109    289,129   14,179,920    SH         SHARED-OTHER  1             14,179,920

------------------------------------

[1] The Nuance Communications, Inc. information reported includes 3,562,238 shares of Series B convertible preferred stock which converts into an equal number of common shares.

[2] The RDA Micro-electronics, Inc. information reported consists of 143,135,652 Ordinary Shares convertible into 23,855,942 SPONS
ADR's.

[3] The 7 Days Group Holdings Limited information reported consists of 24,008,321 Ordinary Shares convertible into 8,002,773 ADR's.

[4] The Synutra International, Inc. information reported includes 15,510,838 shares of common stock issuable as of December 31, 2011 pursuant to an exchangeable note.



WNS HOLDINGS LTD.           SPONS ADR    92932M101    191,872   21,366,644    SH         SHARED-OTHER  1             21,366,644
XUEDA ED. GROUP[5]          SPONS ADR    98418W109     25,519    7,312,000    SH         SHARED-OTHER  1              7,312,000

------------------------------------

[5] The Xueda Ed. Group information reported includes 12,624,000 Ordinary Shares convertible into 6,312,000 SPONS ADR's.
